FEDERATED KAUFMANN FUND
FEDERATED KAUFMANN SMALL CAP FUND

Portfolios of Federated Equity Funds

Class A Shares
Class B Shares
Class C Shares
Class K Shares


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Supplement to Statements of Additional Information dated December 31, 2005.



1. Under the section entitled "INVESTMENT RISKS" please add the following after "Foreign Securities Risks":



         Emerging Market Risks

          o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

          o    Emerging   market   countries   may  have   relatively   unstable
               governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.





                                                            April 10, 2006





 Federated Securities Corp., Distributor

 Cusip 314172677        Cusip 314172651
 Cusip 314172669        Cusip 314172644
 Cusip 314172677        Cusip 314172651
 Cusip 314172669        Cusip 314172644


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